Financial Instruments - Holdings (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets and liabilities [Line Items]
Financial assets	£ 375,263	£ 514,222
Financial liabilities	48,585	70,767
Held at amortised cost | Trade and other payables (excluding taxes and contract liabilities and other advances)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	29,662	47,732
Held at amortised cost | Loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	306	313
Held at amortised cost | Lease liability
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	18,617	13,583
Held at amortised cost | Other advances from joint operation partners
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	9,139
Held at amortised cost | Trade and other receivables (excluding prepayments and taxes)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	10,069	6,266
Held at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	259,463	404,577
Held at amortised cost | Short term bank deposits
Disclosure of financial assets and liabilities [Line Items]
Financial assets	103,586	101,234
Held at fair value through OCI | Investments held in unquoted equity instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	£ 2,145	£ 2,145